Segment disclosures	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment disclosures [Text Block]

15 Segment disclosures

The Company is primarily involved in the acquisition and development of wind and solar energy farms in the United States and renewable energy projects in Canada and has determined that its reportable operating segment is based on the fact that the Company's projects have the same economic characteristics and represent the manner in which the Company's chief decision maker views and evaluates the Company's business.

The Company currently has two geographic segments: Canada and the United States of America ("USA"). The head office operates in Canada and the Company's long-term assets are in the USA.

The Company has one reportable operating segment.

	Canada	USA	Total
As at December 31, 2022
Total assets	$2,595,162	$12,457,968	$15,053,130
Non-current assets	$667,019	$12,457,968	$13,134,987
As at December 31, 2021
Total assets	$2,421,420	$8,014,757	$10,436,177
Non-current assets	$601,822	$8,014,991	$8,616,813

	Canada	USA	Total
Year ended December 31, 2022
Loss for the year	$(2,681,060)	$(82,074)	$(2,763,134)
Year ended December 31, 2021
Loss for the year	$(9,273,058)	$(52,168)	$(9,325,226)

	As at December 31, 2022				As at December 31, 2021
	Real Estate	Renewable Energy	Corporate	Total	Real Estate	Renewable Energy	Corporate	Total
Assets	$	$	$	$	$	$	$	$
Total assets	5,456,419	7,001,549	2,595,162	15,053,130	1,851,487	6,163,504	2,421,420	10,436,177
Non-current, non-financial assets	5,456,419	7,001,549	677,019	13,134,987	1,851,487	6,163,504	-	8,014,991
Loss
Loss	(66,996)	(15,078)	(2,681,060)	(2,763,134)	(294,282)	(2,063)	(9,028,881)	(9,325,226)